Significant Accounting Policies - Gross Notional Amounts of Company's Foreign Currency Derivatives by Currency (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Euro [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	$ 1,100,000,000	$ 696,000,000
Chinese Renminbi [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	127,000,000	132,000,000
Japanese Yen [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	21,000,000	29,000,000
Malaysian Ringgit [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	82,000,000	89,000,000
Singapore Dollar [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	57,000,000	64,000,000
Swiss Franc [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	25,000,000	34,000,000
Taiwan Dollar [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	102,000,000	122,000,000
Thai Baht [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	75,000,000	68,000,000
Other [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	$ 51,000,000	$ 16,000,000